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              [Letterhead of PaineWebber Life Insurance Company]


                                         March 10, 1997


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:  PaineWebber Life Variable Annuity Account
             File No. 811-7536, CIK 898067
             Rule 30b2-1 Filing
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Commissioners:

     As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PaineWebber Life Variable Annuity Account, a unit investment trust registered under the Act recently mailed to its contract owners the annual report for the underlying management investment company, PaineWebber Series Trust. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

     Pursuant to Rule 30d-1 under the Act, on February 28, 1997, PaineWebber Series Trust filed its annual report with the Commission via EDGAR (CIK:806591). To the extent necessary, that filing is incorporated herein by reference.

                                         Sincerely,

                                         /s/ Richard J. Tucker
                                         Richard J. Tucker

cc: Kimberly J. Smith